23. EMPLOYEE BENEFITS (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of defined benefit plans [line items]
Employment termination benefits	$ 2,829,938	$ 2,859,643	$ 2,617,507	$ 2,463,037
Provision of severance indemnity payments
Disclosure of defined benefit plans [line items]
Employment termination benefits	2,477,899
Provision for seniority bonus
Disclosure of defined benefit plans [line items]
Employment termination benefits	$ 352,039